Document And Entity Information	Apr. 27, 2023
Document Information [Line Items]
Entity, Registrant Name	J.B. HUNT TRANSPORT SERVICES, INC.
Document, Type	8-K
Document, Period End Date	Apr. 27, 2023
Entity, Incorporation, State or Country Code	AR
Entity, File Number	0-11757
Entity, Tax Identification Number	71-0335111
Entity, Address, Address Line One	615 J.B. Hunt Corporate Drive
Entity, Address, City or Town	Lowell
Entity, Address, State or Province	AR
Entity, Address, Postal Zip Code	72745
City Area Code	479
Local Phone Number	820-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	JBHT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000728535